SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies) - EBP 002	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting
Basis of Accounting
The financial statements of the Plan are prepared on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Investment Valuation and Income Recognition
Investment Valuation and Income Recognition
The Plan’s investments as of December 31, 2025 and 2024 are stated at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. See Note F for discussion of fair value measurements. Purchases and sales of securities, including gains and losses thereon, are recorded on the trade date. Dividends are recorded on the ex-dividend date, and interest is recorded on the accrual basis. Net appreciation in fair value of investments includes the Plan’s gains and losses on investments bought and sold, as well as held during the year.

Contributions Receivable	Contributions Receivable Participants' contributions and the Company's safe harbor matching contributions are recorded in the period that the related payroll deductions are made.
Notes Receivable from Participants
Notes Receivable from Participants
Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. The Plan considers a loan as in default if any repayment remains unpaid as of the last business day of the calendar quarter following the calendar quarter in which a loan is initially considered past due. Defaulted notes receivable from participants are deemed distributed and recorded as benefits paid to participants in the statement of changes in net assets available for benefits.
Payment of Benefits	Payment of Benefits Benefits paid to participants are recorded upon distribution.
Administrative Expenses
Administrative Expenses
The Plan’s administrative expenses are paid by either the Plan or VF, as provided by the Plan document. Expenses paid by VF are excluded from these financial statements. Certain administrative functions are performed by employees of the Company, however, no such employee receives compensation from the Plan. Expenses relating to specific participant transactions (notes receivable from participants and distributions) are charged directly to the participant’s account. Investment management fees are recorded within net appreciation in fair value of investments in the statement of changes in net assets available for benefits.
Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect certain reported amounts of assets, liabilities and changes therein, and disclosure of contingent assets and liabilities. Accordingly, actual results may differ from those estimates and assumptions.